EQUITY INVESTMENTS - Related Party Transactions (Details) - Huansheng - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Schedule of Equity Method Investments [Line Items]
Accounts payable	$ 35,477	$ 62,811
Accrued liabilities	4,943	3,679
Payments made to investee for products/services	$ 267,247	$ 295,415